HAM
LANGSTON
BREZINA, L.L.P.
Certified Public Accountants

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholders
Intrepid Holdings, Inc.

We have audited the accompanying consolidated balance sheet of Intrepid Holdings, Inc. and Subsidiaries (the “Company”) (a development stage enterprise) as of December 31, 2005, and the related consolidated statements of operations, changes in stockholders’ deficit and cash flows for the period from inception, April 27, 2005, to December 31, 2005. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Intrepid Holdings, Inc. and Subsidiaries as of December 31, 2005, and the results of its operations and its cash flows for the period from inception, April 27, 2005, to December 31, 2005 in conformity with accounting principles generally accepted in the United States of America.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern.  As discussed in Note 2 to the financial statements, the Company has suffered a net loss and had negative cash flows from operations for the period from inception, April 27, 2005, to December 31, 2005 and is in a working capital deficit position.  These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

/s/ HAM, LANGSTON & BREZINA, LLP

Houston, Texas
March 24, 2006